T. ROWE PRICE Mid-Cap Index Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.9%
COMMUNICATION SERVICES 4.8%
Diversified Telecommunication Services 0.2%
Frontier Communications Parent (1) 6,024 141
141
Entertainment 1.7%
AMC Entertainment Holdings, Class A (1)(2) 12,719 89
Liberty Media-Liberty Formula One, Class A (1) 560 29
Liberty Media-Liberty Formula One, Class C (1) 4,969 291
Madison Square Garden Sports (1) 475 65
Playtika Holding (1)(2) 2,772 26
ROBLOX, Class A (1) 10,880 390
Roku (1)(2) 2,982 168
Spotify Technology (1) 3,465 299
World Wrestling Entertainment, Class A  1,076 75
1,432
Interactive Media & Services 0.9%
IAC (1) 1,952 108
Pinterest, Class A (1) 14,407 336
TripAdvisor (1) 2,569 57
ZoomInfo Technologies (1) 6,806 283
784
Media 2.0%
Altice USA, Class A (1) 5,536 32
Cable One  146 125
Liberty Broadband, Class A (1) 457 34
Liberty Broadband, Class C (1) 3,064 226
Liberty Media-Liberty SiriusXM, Class A (1) 1,903 72
Liberty Media-Liberty SiriusXM, Class C (1) 3,862 146
New York Times, Class A  4,045 116
Nexstar Media Group, Class A  929 155
Sirius XM Holdings  17,632 101
Trade Desk, Class A (1) 10,822 647
1,654
Total Communication Services 4,011
CONSUMER DISCRETIONARY 11.0%
Auto Components 0.4%
Gentex  5,778 138
Lear  1,481 177
QuantumScape (1)(2) 6,482 55
370
T. ROWE PRICE Mid-Cap Index Fund

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Automobiles 1.0%
Harley-Davidson  3,369 118
Lucid Group (1)(2) 13,221 185
Rivian Automotive, Class A (1) 12,837 422
Thor Industries  1,302 91
816
Diversified Consumer Services 0.8%
ADT  5,437 41
Bright Horizons Family Solutions (1) 1,422 82
Grand Canyon Education (1) 800 66
H&R Block  3,970 169
Mister Car Wash (1)(2) 2,197 19
Service Corp International  3,831 221
Terminix Global Holdings (1) 3,045 116
714
Hotels, Restaurants & Leisure 3.1%
Airbnb, Class A (1) 9,617 1,010
Aramark  5,768 180
Boyd Gaming  1,930 92
Choice Hotels International  829 91
Churchill Downs  892 164
DraftKings, Class A (1) 7,968 121
Hyatt Hotels, Class A (1) 1,223 99
Marriott Vacations Worldwide  960 117
Penn Entertainment (1) 3,962 109
Planet Fitness, Class A (1) 2,076 120
Six Flags Entertainment (1) 1,866 33
Travel + Leisure  2,027 69
Vail Resorts  998 215
Wendy's  4,197 78
Wyndham Hotels & Resorts  2,217 136
2,634
Household Durables 0.5%
Leggett & Platt  3,337 111
Tempur Sealy International  4,221 102
Toll Brothers  2,659 112
TopBuild (1) 797 131
456
Internet & Direct Marketing Retail 0.4%
DoorDash, Class A (1) 6,187 306
Wayfair, Class A (1)(2) 1,980 64
370

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Leisure Products 0.6%
Brunswick  1,827 119
Mattel (1) 8,757 166
Peloton Interactive, Class A (1)(2) 7,745 54
Polaris  1,411 135
YETI Holdings (1) 2,196 63
537
Multiline Retail 0.4%
Kohl's  3,151 79
Macy's  6,763 106
Nordstrom (2) 2,881 48
Ollie's Bargain Outlet Holdings (1) 1,536 80
313
Specialty Retail 2.0%
AutoNation (1) 940 96
Burlington Stores (1) 1,638 183
Carvana (1)(2) 2,570 52
Dick's Sporting Goods (2) 1,340 140
Five Below (1) 1,358 187
Floor & Decor Holdings, Class A (1) 2,538 178
GameStop, Class A (1)(2) 6,685 168
Gap  5,128 42
Leslie's (1)(2) 4,048 60
Lithia Motors  676 145
Penske Automotive Group  682 67
Petco Health & Wellness (1) 2,172 24
RH (1) 491 121
Victoria's Secret (1) 2,108 62
Williams-Sonoma  1,682 198
1,723
Textiles, Apparel & Luxury Goods 1.8%
Capri Holdings (1) 3,365 129
Carter's  945 62
Columbia Sportswear  892 60
Deckers Outdoor (1) 655 205
Hanesbrands  8,875 62
Lululemon Athletica (1) 2,753 770
PVH  1,679 75
Skechers USA, Class A (1) 3,291 104
Under Armour, Class A (1) 4,934 33
Under Armour, Class C (1) 5,008 30
1,530
Total Consumer Discretionary 9,463

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 2.6%
Beverages 0.1%
Boston Beer, Class A (1) 233 75
75
Food & Staples Retailing 1.1%
Albertsons, Class A  4,225 105
BJ's Wholesale Club Holdings (1) 3,323 242
Casey's General Stores  922 187
Grocery Outlet Holding (1) 2,236 74
Performance Food Group (1) 3,788 163
U.S. Foods Holding (1) 5,043 133
904
Food Products 1.2%
Bunge  3,471 287
Darling Ingredients (1) 3,965 262
Flowers Foods  4,612 114
Freshpet (1)(2) 1,162 58
Ingredion  1,638 132
Pilgrim's Pride (1) 1,259 29
Post Holdings (1) 1,350 111
Seaboard  6 20
1,013
Household Products 0.1%
Reynolds Consumer Products  1,420 37
Spectrum Brands Holdings  1,036 40
77
Personal Products 0.1%
Coty, Class A (1) 8,869 56
Olaplex Holdings (1) 3,284 31
87
Total Consumer Staples 2,156
ENERGY 4.3%
Energy Equipment & Services 0.2%
NOV  9,760 158
158
Oil, Gas & Consumable Fuels 4.1%
Antero Midstream  8,283 76
Antero Resources (1) 7,182 219
Cheniere Energy  6,127 1,017
Chesapeake Energy (2) 3,000 283
Continental Resources  920 61
DT Midstream  2,425 126

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Enviva  789 47
HF Sinclair  3,583 193
New Fortress Energy  1,214 53
Ovintiv  6,328 291
PDC Energy  2,363 137
Range Resources  6,311 159
Southwestern Energy (1) 27,714 170
Targa Resources  5,589 337
Texas Pacific Land  141 251
3,420
Total Energy 3,578
FINANCIALS 15.1%
Banks 3.3%
Bank of Hawaii  975 74
Bank OZK  2,759 109
BOK Financial  748 66
Commerce Bancshares  2,725 180
Cullen/Frost Bankers  1,450 192
East West Bancorp  3,509 236
First Citizens BancShares, Class A  303 242
First Hawaiian  3,230 80
First Horizon  13,101 300
FNB  8,589 100
PacWest Bancorp  2,866 65
Pinnacle Financial Partners  1,868 151
Popular  1,836 132
Prosperity Bancshares  2,158 144
Synovus Financial  3,597 135
Umpqua Holdings  5,439 93
Webster Financial  4,300 194
Western Alliance Bancorp  2,631 173
Wintrust Financial  1,473 120
2,786
Capital Markets 5.4%
Affiliated Managers Group  952 106
Ares Management, Class A  3,763 233
Blackstone  17,233 1,442
Blue Owl Capital (2) 10,453 96
Carlyle Group  5,173 134
Coinbase Global, Class A (1) 3,916 253
Evercore, Class A  902 74
Interactive Brokers Group, Class A  2,284 146
Janus Henderson Group  3,407 69
Jefferies Financial Group  5,009 148

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
KKR  14,110 607
Lazard, Class A  2,211 70
LPL Financial Holdings  1,962 429
Morningstar  621 132
Robinhood Markets, Class A (1)(2) 13,822 140
SEI Investments  2,541 125
Stifel Financial  2,581 134
Tradeweb Markets, Class A  2,685 151
Virtu Financial, Class A  2,500 52
4,541
Consumer Finance 0.7%
Ally Financial  7,654 213
Credit Acceptance (1)(2) 166 73
OneMain Holdings  2,928 86
SLM  6,304 88
SoFi Technologies (1) 19,563 96
Upstart Holdings (1)(2) 1,744 36
592
Diversified Financial Services 1.1%
Apollo Global Management  11,334 527
Equitable Holdings  9,278 244
Voya Financial  2,393 145
916
Insurance 3.7%
Alleghany (1) 325 273
American Financial Group  1,672 205
Arch Capital Group (1) 8,754 399
Assured Guaranty  1,482 72
Axis Capital Holdings  1,958 96
Brighthouse Financial (1) 1,763 76
CNA Financial  731 27
Erie Indemnity, Class A  627 139
Fidelity National Financial  6,543 237
First American Financial  2,488 115
Hanover Insurance Group  887 114
Kemper  1,615 67
Markel (1) 328 356
Old Republic International  7,054 148
Primerica  919 113
Reinsurance Group of America  1,642 207
RenaissanceRe Holdings  1,061 149
Ryan Specialty Holdings (1) 2,075 84
Unum Group  4,979 193

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
White Mountains Insurance Group  70 91
3,161
Mortgage Real Estate Investment Trusts 0.6%
AGNC Investment, REIT  13,094 110
Annaly Capital Management, REIT  10,711 184
Rithm Capital, REIT  10,503 77
Starwood Property Trust, REIT  7,298 133
504
Thrifts & Mortgage Finance 0.3%
MGIC Investment  7,585 97
New York Community Bancorp (2) 11,337 97
Rocket, Class A  2,876 18
TFS Financial  1,402 18
UWM Holdings (2) 3,062 9
239
Total Financials 12,739
HEALTH CARE 10.6%
Biotechnology 3.8%
Alnylam Pharmaceuticals (1) 2,973 595
BioMarin Pharmaceutical (1) 4,562 387
Exact Sciences (1) 4,363 142
Exelixis (1) 7,773 122
Horizon Therapeutics (1) 5,555 344
Ionis Pharmaceuticals (1) 3,473 154
Mirati Therapeutics (1) 1,076 75
Natera (1) 2,123 93
Neurocrine Biosciences (1) 2,349 249
Novavax (1)(2) 2,038 37
Sarepta Therapeutics (1) 2,087 231
Seagen (1) 3,357 459
Ultragenyx Pharmaceutical (1) 1,672 69
United Therapeutics (1) 1,096 229
3,186
Health Care Equipment & Supplies 1.8%
Enovis (1) 1,292 60
Envista Holdings (1) 4,003 131
Globus Medical, Class A (1) 1,893 113
ICU Medical (1) 511 77
Insulet (1) 1,702 390
Integra LifeSciences Holdings (1) 1,832 78
Masimo (1) 1,166 165
Novocure (1) 2,567 195
Penumbra (1) 887 168

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
QuidelOrtho (1) 1,216 87
Tandem Diabetes Care (1) 1,572 75
1,539
Health Care Providers & Services 1.3%
Acadia Healthcare (1) 2,217 174
agilon health (1) 4,653 109
Amedisys (1) 788 76
Chemed  364 159
Encompass Health  2,410 109
Enhabit (1) 1,358 19
Guardant Health (1)(2) 2,436 131
Oak Street Health (1)(2) 2,948 72
Premier, Class A  2,897 98
Signify Health, Class A (1) 1,820 53
Tenet Healthcare (1) 2,654 137
1,137
Health Care Technology 1.2%
Certara (1) 3,021 40
Change Healthcare (1) 6,582 181
Definitive Healthcare (1) 941 15
Doximity, Class A (1)(2) 2,745 83
Teladoc Health (1) 4,031 102
Veeva Systems, Class A (1) 3,438 567
988
Life Sciences Tools & Services 1.5%
10X Genomics, Class A (1) 2,270 65
Avantor (1) 15,100 296
Azenta  1,824 78
Bruker  2,716 144
Maravai LifeSciences Holdings, Class A (1) 2,784 71
QIAGEN (1) 5,627 232
Repligen (1) 1,370 256
Sotera Health (1) 2,745 19
Syneos Health (1) 2,520 119
1,280
Pharmaceuticals 1.0%
Elanco Animal Health (1) 10,950 136
Jazz Pharmaceuticals (1) 1,515 202
Perrigo  3,303 118
Royalty Pharma, Class A  9,075 364
820
Total Health Care 8,950

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES 14.3%
Aerospace & Defense 1.4%
Axon Enterprise (1) 1,661 192
BWX Technologies  2,247 113
Curtiss-Wright  957 133
HEICO  1,106 159
HEICO, Class A  1,960 225
Hexcel  2,062 107
Mercury Systems (1) 1,402 57
Spirit AeroSystems Holdings, Class A  2,665 59
Woodward  1,474 118
1,163
Air Freight & Logistics 0.1%
GXO Logistics (1) 2,600 91
91
Airlines 0.1%
Copa Holdings, Class A (1) 713 48
JetBlue Airways (1) 7,943 52
100
Building Products 1.7%
Advanced Drainage Systems  1,593 198
Armstrong World Industries  1,160 92
AZEK (1) 2,869 48
Builders FirstSource (1) 3,829 226
Carlisle  1,272 357
Hayward Holdings (1)(2) 1,944 17
Lennox International  791 176
Owens Corning  2,409 189
Trex (1) 2,756 121
1,424
Commercial Services & Supplies 0.8%
Clean Harbors (1) 1,274 140
Driven Brands Holdings (1) 1,435 40
IAA (1) 3,294 105
MSA Safety  927 101
Stericycle (1) 2,255 95
Tetra Tech  1,326 171
652
Construction & Engineering 1.0%
AECOM  3,269 224
MasTec (1) 1,463 93
MDU Resources  4,967 136
Valmont Industries  521 140

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
WillScot Mobile Mini Holdings (1) 5,167 208
801
Electrical Equipment 1.8%
Acuity Brands  803 126
ChargePoint Holdings (1)(2) 6,298 93
Hubbell  1,326 296
nVent Electric  4,130 131
Plug Power (1)(2) 12,869 270
Regal Rexnord  1,662 233
Sensata Technologies Holding  3,830 143
Sunrun (1) 5,127 141
Vertiv Holdings  7,475 73
1,506
Machinery 2.1%
AGCO  1,549 149
Allison Transmission Holdings  2,441 82
Crane Holdings  1,172 103
Donaldson  3,076 151
Esab  1,314 44
Flowserve  3,291 80
Gates Industrial (1) 2,666 26
Graco  4,162 249
ITT  2,086 136
Lincoln Electric Holdings  1,394 175
Middleby (1) 1,330 170
Oshkosh  1,615 114
Timken  1,569 93
Toro  2,589 224
1,796
Marine 0.1%
Kirby (1) 1,505 91
91
Professional Services 1.7%
Booz Allen Hamilton Holding  3,251 300
CACI International, Class A (1) 578 151
Clarivate (1) 11,840 111
Dun & Bradstreet Holdings  6,193 77
FTI Consulting (1) 829 137
KBR  3,459 150
ManpowerGroup  1,298 84
Science Applications International  1,369 121
TransUnion  4,766 284
1,415

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Road & Rail 2.6%
AMERCO  226 115
Avis Budget Group (1) 747 111
Hertz Global Holdings (1)(2) 5,144 84
Knight-Swift Transportation Holdings  3,840 188
Landstar System  905 131
Lyft, Class A (1) 7,791 102
Ryder System  1,217 92
Schneider National, Class B  1,433 29
Uber Technologies (1) 46,527 1,233
XPO Logistics (1) 2,518 112
2,197
Trading Companies & Distributors 0.9%
Air Lease  2,625 81
Core & Main, Class A (1)(2) 1,851 42
MSC Industrial Direct, Class A  1,137 83
SiteOne Landscape Supply (1) 1,114 116
Univar Solutions (1) 4,136 94
Watsco  818 211
WESCO International (1) 1,113 133
760
Total Industrials & Business Services 11,996
INFORMATION TECHNOLOGY 24.7%
Communications Equipment 0.4%
Ciena (1) 3,714 150
Lumentum Holdings (1) 1,726 118
Ubiquiti (2) 150 44
Viasat (1) 1,772 54
366
Electronic Equipment, Instruments & Components 1.4%
Arrow Electronics (1) 1,574 145
Avnet  2,335 84
Cognex  4,324 179
Coherent (1) 3,138 109
IPG Photonics (1) 835 71
Jabil  3,338 193
Littelfuse  604 120
National Instruments  3,216 122
TD SYNNEX  1,049 85
Vontier  4,009 67
1,175
IT Services 6.4%
Affirm Holdings (1)(2) 4,482 84

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Amdocs  2,997 238
Block, Class A (1) 13,010 716
Cloudflare, Class A (1) 6,906 382
Concentrix  1,082 121
Euronet Worldwide (1) 1,190 90
Genpact  4,487 196
Globant (1) 1,001 187
GoDaddy, Class A (1) 3,877 275
Kyndryl Holdings (1) 5,236 43
MongoDB (1) 1,613 320
Okta (1) 3,704 211
Shift4 Payments, Class A (1) 1,254 56
Snowflake, Class A (1) 7,547 1,283
SS&C Technologies Holdings  5,529 264
Switch, Class A  3,601 121
Thoughtworks Holding (1) 2,301 24
Toast, Class A (1) 6,230 104
Twilio, Class A (1) 4,246 294
Western Union  9,463 128
WEX (1) 1,100 140
Wix.com (1) 1,321 103
5,380
Semiconductors & Semiconductor Equipment 2.9%
Allegro MicroSystems (1) 1,730 38
Cirrus Logic (1) 1,373 94
Entegris  3,674 305
First Solar (1) 2,627 348
GLOBALFOUNDRIES (1)(2) 1,569 76
Lattice Semiconductor (1) 3,379 166
Marvell Technology  20,891 896
MKS Instruments  1,409 116
Universal Display  1,069 101
Wolfspeed (1) 2,860 296
2,436
Software 13.1%
Alteryx, Class A (1) 1,461 82
AppLovin, Class A (1)(2) 5,413 105
Aspen Technology (1) 664 158
Atlassian, Class A (1) 3,370 710
Avalara (1) 2,154 198
Bentley Systems, Class B  4,215 129
Bill.com Holdings (1) 2,415 320
Black Knight (1) 3,833 248
CCC Intelligent Solutions Holdings (1) 4,402 40
Confluent, Class A (1) 3,062 73

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Coupa Software (1) 1,887 111
Crowdstrike Holdings, Class A (1) 5,176 853
Datadog, Class A (1) 6,551 582
DocuSign (1) 4,896 262
Dolby Laboratories, Class A  1,534 100
DoubleVerify Holdings (1) 1,636 45
Dropbox, Class A (1) 6,750 140
Dynatrace (1) 4,951 172
Elastic (1) 1,933 139
Fair Isaac (1) 609 251
Five9 (1) 1,727 129
Guidewire Software (1) 2,058 127
HubSpot (1) 1,128 305
Informatica, Class A (1) 1,006 20
Jamf Holding (1) 1,702 38
Manhattan Associates (1) 1,558 207
nCino (1)(2) 1,775 61
NCR (1) 3,239 62
New Relic (1) 1,330 76
Nutanix, Class A (1) 5,367 112
Palantir Technologies, Class A (1) 44,717 364
Palo Alto Networks (1) 7,237 1,185
Paycor HCM (1) 1,234 36
Paylocity Holding (1) 984 238
Pegasystems  1,040 33
Procore Technologies (1) 1,760 87
RingCentral, Class A (1) 2,149 86
SentinelOne, Class A (1) 4,628 118
Smartsheet, Class A (1) 3,087 106
Splunk (1) 3,983 299
Teradata (1) 2,585 80
UiPath, Class A (1) 9,347 118
Unity Software (1)(2) 5,189 165
VMware, Class A  5,155 549
Workday, Class A (1) 4,861 740
Zendesk (1) 3,016 229
Zoom Video Communications, Class A (1) 6,236 459
Zscaler (1) 2,058 338
11,085
Technology Hardware, Storage & Peripherals 0.5%
Dell Technologies, Class C  6,432 220
Pure Storage, Class A (1) 6,994 191
411
Total Information Technology 20,853

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
MATERIALS 4.4%
Chemicals 1.5%
Ashland  1,247 118
Axalta Coating Systems (1) 5,531 116
Chemours  3,799 94
Element Solutions  5,751 94
Ginkgo Bioworks Holdings (1) 20,373 64
Huntsman  4,715 116
NewMarket  146 44
Olin  3,338 143
RPM International  3,162 263
Scotts Miracle-Gro  1,043 45
Valvoline  4,432 112
Westlake  837 73
1,282
Construction Materials 0.1%
Eagle Materials  923 99
99
Containers & Packaging 1.1%
AptarGroup  1,633 155
Ardagh Metal Packaging (2) 4,129 20
Berry Global Group (1) 3,125 145
Crown Holdings  2,886 234
Graphic Packaging Holding  7,629 151
Silgan Holdings  2,070 87
Sonoco Products  2,393 136
928
Metals & Mining 1.6%
Alcoa  4,426 149
Cleveland-Cliffs (1) 12,720 172
MP Materials (1)(2) 2,239 61
Reliance Steel & Aluminum  1,486 259
Royal Gold  1,612 151
Southern Copper  2,102 94
SSR Mining  5,364 79
Steel Dynamics  4,286 304
United States Steel  5,896 107
1,376
Paper & Forest Products 0.1%
Louisiana-Pacific  1,842 94
94
Total Materials 3,779

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE 6.4%
Equity Real Estate Investment Trusts 5.9%
American Homes 4 Rent, Class A, REIT  7,522 247
Americold Realty Trust, REIT  6,697 165
Apartment Income REIT, REIT  3,796 147
Brixmor Property Group, REIT  7,453 138
Cousins Properties, REIT  3,809 89
CubeSmart, REIT  5,549 222
Douglas Emmett, REIT  4,280 77
EastGroup Properties, REIT  1,012 146
EPR Properties, REIT  1,883 68
Equity LifeStyle Properties, REIT  4,400 276
First Industrial Realty Trust, REIT  3,288 147
Gaming & Leisure Properties, REIT  6,052 268
Healthcare Realty Trust, REIT  9,426 197
Highwoods Properties, REIT  2,637 71
Hudson Pacific Properties, REIT  3,391 37
JBG SMITH Properties, REIT  2,655 49
Kilroy Realty, REIT  2,910 123
Lamar Advertising, Class A, REIT  2,152 177
Life Storage, REIT  2,087 231
Medical Properties Trust, REIT  14,789 175
National Retail Properties, REIT  4,368 174
National Storage Affiliates Trust, REIT  2,090 87
Omega Healthcare Investors, REIT  5,852 173
Park Hotels & Resorts, REIT  5,523 62
Rayonier, REIT  3,585 107
Rexford Industrial Realty, REIT  4,250 221
SL Green Realty, REIT (2) 1,630 65
Spirit Realty Capital, REIT  3,341 121
STORE Capital, REIT  6,314 198
Sun Communities, REIT  3,006 407
WP Carey, REIT  4,731 330
4,995
Real Estate Management & Development 0.5%
Howard Hughes (1) 909 50
Jones Lang LaSalle (1) 1,189 180
Opendoor Technologies, Class A (1) 12,029 37
WeWork, Class A (1) 3,997 11
Zillow Group, Class A (1) 1,479 42
Zillow Group, Class C (1) 3,954 113
433
Total Real Estate 5,428

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
UTILITIES 1.7%
Electric Utilities 0.6%
Avangrid  1,795 75
Hawaiian Electric Industries  2,678 93
IDACORP  1,259 124
OGE Energy  4,966 181
473
Gas Utilities 0.4%
National Fuel Gas  2,155 133
UGI  5,212 168
301
Independent Power & Renewable Electricity Producers 0.4%
Brookfield Renewable, Class A  3,142 103
Vistra  10,205 214
317
Water Utilities 0.3%
Essential Utilities  5,740 238
238
Total Utilities 1,329
Total Common Stocks (Cost $110,023) 84,282
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 3.07% (3)(4) 30,015 30
Total Short-Term Investments (Cost $30) 30

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 2.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 2.8%
Money Market Funds 2.8%
T. Rowe Price Government Reserve Fund, 3.07% (3)(4) 2,390,701 2,391
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 2,391
Total Securities Lending Collateral (Cost $2,391) 2,391
Total Investments in Securities 102.7%
(Cost $112,444) $ 86,703
Other Assets Less Liabilities (2.7)% (2,245)
Net Assets 100.0% $ 84,458
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2022.
(3) Seven-day yield
(4) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ — $ — $ — ++
Totals $ — # $ — $ — +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government
Reserve Fund, 3.07% $ 1,337 ¤ ¤ $ 2,421
Total $ 2,421 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,421.

T. ROWE PRICE Mid-Cap Index Fund
Unaudited
Notes to Portfolio of Investments
19
T. Rowe Price Mid-Cap Index Fund  (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE Mid-Cap Index Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Mid-Cap Index Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On September 30, 2022, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.